INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
7.	intangible assets

The following table summarizes our intangible assets:

	Period Ended
	March 31, 2014	December 31, 2013
Intangible assets:
Licenses	$1,431	$681
Accumulated amortization	(93)	(70)
Total intangible assets net	$1,338	$611

These license costs will be amortized over the expected remaining lives of the respective patents. As of March 31, 2014, amortization expense for the next five years is expected to be as follows:

2014 (remaining nine months)	$78
2015	102
2016	102
2017	102
2018	102
thereafter	852
Total	$1,338

Eltoprazine License

On January 10, 2014, the Company entered into a license agreement with PGI Drug Discovery, LLC (“PGI”), which granted the Company an exclusive license (with a right to sublicense) to utilize certain licensed compounds and licensed products of PGI, which includes certain intellectual property and know how covering the use of Eltoprazine and certain of its related compounds in all therapeutic indications.

The Company has agreed to: (i) pay PGI $100 in cash for the License within 20 days of the execution of the License Agreement, (ii) pay a research support payment to PGI as partial reimbursement for costs incurred for earlier research totaling up to $650 to be paid in a mixture of cash and stock, (iii) reimburse PGI for the Eltoprazine clinical trial material up to $500 payable upon the earlier of the initiation of a Phase IIb clinical study or 6 months after the date of the License Agreement, and (iv) pay PGI up to an aggregate of $4,000 in development milestones through NDA submission. As further consideration for the License Agreement, the Company shall pay an 8% royalty to PGI of the annual aggregate net sales by the Company.

Simultaneous with the execution of the license agreement, the Company and PGI entered into a services agreement pursuant to which PGI will provide certain services to the Company related to PGI’s proprietary analytical systems as will be set forth in certain study plans. The Company agreed to a payment commitment of $450 at a minimum annual rate of $150 for each of three years. The Services Agreement is for a term of the later of 3 years or the completion of any study plan accepted by the parties under the services agreement.

As of March 31, 2014, as a result of the arrangement described above, the Company recorded the following: (i) $500 in cash payments along with 4,000,000 shares of common stock valued at $250 as an intangible asset, (ii) $500 as an asset related to the transferred clinical trial material, and (iii) liabilities of $500 to be paid to PGI for the clinical trial material and $22 for unissued shares.

6.	INTANGIBLE ASSETS

The following table summarizes our intangible assets:

	Year Ended December 31,
	2013	2012
Intangible assets:
License – Power 3 Medical	$430,252	$484,643
License – Memory Dx (LymPro)	145,940	$47,500
License – University of Massachusetts	34,902	—
Total intangible assets net	$611,094	$532,143

Amortizable intangible assets as of December 31, 2013 and 2012 consist of the following:

	December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	681,143	(70,049)	611,094

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Book Value
License costs	$532,143	$—	$532,143

These license costs will be amortized over their patent expire date. As of December 31, 2013, amortization expense for the next five years is expected to be as follows:

2014	$44,599
2015	44,599
2016	44,721
2017	44,599
2018	44,599
thereafter	387,977
Total	$611,094

Power 3 Medical License and subsequent asset purchase

The Company acquired a license and the intellectual property rights to 2 diagnostic blood test platforms known as NuroPro and BC-SeraPro from Power3 Medical Products, Inc. in 2012. NuroPro is a neurodegenerative disease diagnostic platform with a lead application in Parkinson’s disease. BC SeraPro is an oncology diagnostic platform with a lead application in Breast Cancer. In December of 2012, the Company acquired all of the assets from the bankruptcy estate of Power3 Medical Products, Inc.

Memory Dx (LymPro) License

On December 14, 2012, the Company entered into an exclusive license agreement (the “License Agreement”) with Memory Dx, LLC (“MDx”) under which MDx granted to the Company an exclusive worldwide license to develop, manufacture, market, sell and import medical devices under MDx’s intellectual property pertaining to Alzheimer’s disease diagnosis (the “License”). As consideration for the License, the Company issued 2,000,000 shares of its common stock at $0.0395 per share to MDx in March 2013 and will pay MDx a royalty equal to 9% of the net proceeds of all sales resulting from the License. Further, MDx, with the Company’s engagement, is to complete a validation study regarding a blood test for the detection of Alzheimer’s disease. To prepare the laboratory for this study, the Company paid MDx $50,000 in 2013. The Company will also assist MDx in fund raising, and, upon successful completion of the validation study, pay MDx $1,000,000 in cash or Company stock. The Company may sell, sub-license or assign the License Agreement and has an option to terminate the License Agreement upon 30 days written notice if MDx is unable to meet its obligations regarding the validation study.

University of Massachusetts License

On December 12, 2013, the Company entered into a licensing arrangement with the University of Massachusetts whereby the Company obtained an exclusive world-wide royalty bearing license to conduct research, develop and commercialize intellectual property related to soluble MANF in Pancreatic Beta-Cell Disorders. The Company paid an upfront fee of $35,000 upon entering into the agreement. Under the agreement, the Company has certain obligations to use commercially reasonable efforts to develop and commercialize the licensed patents. The agreement provides for specific milestone payments to be made to the university upon the occurrence of certain development related events. The agreement also provides that the Company will pay certain minimum and sales-based royalties to the university once product sales are commenced. Under the agreement, the Company is obligated to reimburse the university for all costs related to maintaining the licensed patents. The Company may terminate the agreement for any reason upon 90 days’ written notice.